Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of DWS Diversified International Equity Fund, DWS Emerging Markets Equity Fund, DWS Latin America Equity Fund and DWS World Dividend Fund (the “Funds”), each a series of DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400 and 811-00642)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 126 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940.  Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet that the Amendment become effective on February 1, 2012. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting changes to the investment management process for DWS Emerging Markets Equity Fund.

The Amendment has been electronically coded to show changes from the Funds’ respective Prospectuses and Statements of Additional Information filed with the Securities and Exchange Commission on January 31, 2011 in Post-Effective Amendment No. 123 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray